Annual Total Returns [BarChart] - Carillon Reams Core Plus Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	8.29%
Annual Return 2012	9.87%
Annual Return 2013	(0.35%)
Annual Return 2014	2.32%
Annual Return 2015	0.10%
Annual Return 2016	3.57%
Annual Return 2017	3.51%
Annual Return 2018	0.76%
Annual Return 2019	8.29%
Annual Return 2020	16.56%